AMG Montrusco Bolton Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2022
	Shares	Value
Common Stocks - 99.6%
Communication Services - 13.7%
Alphabet, Inc., Class A*	8,229	$22,268,250
Meta Platforms, Inc., Class A*	37,858	11,859,397
Netflix, Inc.*	15,574	6,652,278

Total Communication Services		40,779,925
Consumer Discretionary - 16.6%
Amazon.com, Inc.*	8,417	25,179,203
DR Horton, Inc.	45,343	4,045,503
Five Below, Inc.*	88,417	14,500,388
The TJX Cos., Inc.	81,430	5,860,517

Total Consumer Discretionary		49,585,611
Consumer Staples - 2.0%
Lamb Weston Holdings, Inc.	91,162	5,853,512
Financials - 6.7%
CME Group, Inc.	56,315	12,924,293
Marsh & McLennan Cos., Inc.	45,627	7,010,132

Total Financials		19,934,425
Health Care - 10.4%
Amgen, Inc.	45,456	10,324,876
Charles River Laboratories International, Inc.*	20,939	6,904,845
Danaher Corp.	13,975	3,993,915
Envista Holdings Corp.*	146,660	6,341,578
Thermo Fisher Scientific, Inc.	6,134	3,565,694

Total Health Care		31,130,908
Industrials - 3.2%
Nordson Corp.	41,461	9,641,341
	Shares	Value
Information Technology - 45.8%
Adobe, Inc.*	26,300	$14,052,090
Analog Devices, Inc.	110,841	18,174,599
Apple, Inc.	164,738	28,792,907
Mastercard, Inc., Class A	37,652	14,547,980
Microsoft Corp.	84,868	26,392,251
Texas Instruments, Inc.	67,952	12,196,704
Visa, Inc., Class A	36,575	8,272,168
Workday, Inc., Class A*	56,428	14,276,848

Total Information Technology		136,705,547
Materials - 1.2%
Linde PLC (United Kingdom)	10,951	3,489,865

Total Common Stocks (Cost $252,282,727)		297,121,134
Short-Term Investments - 0.5%
Other Investment Companies - 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[1]	879,029	879,029
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[1]	452,833	452,833

Total Short-Term Investments (Cost $1,331,862)		1,331,862
Total Investments - 100.1% (Cost $253,614,589)		298,452,996
Other Assets, less Liabilities - (0.1)%		(203,511)
Net Assets - 100.0%		$298,249,485

*	Non-income producing security.
[1]	Yield shown represents the January 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Montrusco Bolton Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$297,121,134	—	—	$297,121,134
Short-Term Investments
Other Investment Companies	1,331,862	—	—	1,331,862
Total Investments in Securities	$298,452,996	—	—	$298,452,996

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2022, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.